Share repurchase program (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	May 06, 2020 shares
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased	2,561,468	6,646,700	6,646,700	12,996,125	12,996,125
Payments for repurchase of shares | $	$ 2.3
ADS
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized to repurchase						1,000,000
Number of shares repurchased		265,868	265,868	519,845	519,845
Payments for repurchase of shares		$ 0.9	¥ 5.8	$ 1.7	¥ 11.7
Weighted average price | $ / shares		$ 3.3		$ 3.3